Financial Instruments - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Fixed rate of return on multimarket investment fund	82.90%
Finance income (costs) in profit and loss	R$ 562	R$ 473	R$ 659